Securities, 424I - Securities, 424I: 1	Aug. 22, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Common Stock, Preferred Stock, Rights and Warrants
Fee Rate	153.10%
Amount of Registration Fee	$ 266.19